SHARE-BASED PAYMENT - Changes in outstanding share options (Details)	6 Months Ended
	Jun. 30, 2025 Options $ / shares	Jun. 30, 2024 Options $ / shares
Number of options
Options at beginning of the period | Options	4,197,242	4,908,983
Granted | Options	11,420	18,100
Exercised | Options	(487,808)	(271,036)
Forfeited | Options	(170,703)	(205,828)
Options outstanding at end of the period | Options	3,550,151	4,450,219
Options exercisable at end of the period | Options	2,854,560	3,182,050
Weighted average exercise price
Options at beginning of the period | $ / shares	$ 3.35	$ 3.25
Granted | $ / shares	0.01	0.01
Exercised | $ / shares	1.08	0.91
Forfeited | $ / shares	4.13	3.67
Options outstanding at end of the period | $ / shares	3.62	3.36
Options exercisable at end of the period | $ / shares	$ 3.59	$ 2.83